Ally Master Owner Trust
Monthly Servicing Report
February 18, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of January 31, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$7,432,225,845.65	181,246	$41,006.29	83.10%
Used Auto	$609,872,420.20	31,961	$19,081.77	6.82%
Medium Duty Trucks	$14,030,028.16	305	$46,000.09	0.16%
Less Dealer Reserve	$1,127,466,251.01
Total	$6,928,662,043.00	213,512		90.08%

Ally Bank Retained Receivables
New Auto	$51,742,108.99	1,180	$43,849.24	0.58%
Used Auto	$791,830,607.30	36,425	$21,738.66	8.85%
Medium Duty Trucks	$357,214.50	6	$59,535.75	0.00%
DPP	$26,512,252.94	779	$34,033.70	0.30%
Other	$17,065,763.00	141	$121,033.78	0.19%
Total	$887,507,946.73	38,531		9.92%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,816,169,989.73	252,043		100.00%
Dealer Reserve	$1,127,466,251.01
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$8,943,636,240.74	252,043		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,529,741,552.62	879	73.01%
Limited	Eligible	$1,515,222,336.57	226	16.94%
Programmed	Eligible	$10,718,505.04	6	0.12%
No-Credit	Eligible	$445,899.78	1	0.00%
Satisfactory	Ineligible	$580,183,020.03	N/A	6.49%
Limited	Ineligible	$298,943,484.33	N/A	3.34%
Programmed	Ineligible	$8,381,442.37	N/A	0.09%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,943,636,240.74	1,112	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$6,441,611,361.08	186,004	72.02%
121-180 Days		$1,449,900,349.32	37,671	16.21%
181-270 Days		$592,381,062.46	15,620	6.62%
Over 270 Days		$459,743,467.88	12,748	5.14%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,943,636,240.74	252,043	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,030	19,098,608	73.02%
L…………………………………....	1,069	6,945,798	26.56%
P……………………………………	73	93,064	0.36%
N …………………………………..	15	18,023	0.07%
Total ……………………………….	4,187	26,155,493	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,080	21,766,884	75.68%
L…………………………………....	1,034	6,877,583	23.91%
P……………………………………	68	92,224	0.32%
N …………………………………..	19	23,969	0.08%
Total ……………………………….	4,201	28,760,660	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,137	20,843,763	74.91%
L…………………………………....	1,032	6,840,389	24.58%
P……………………………………	58	108,086	0.39%
N …………………………………..	30	33,529	0.12%
Total ……………………………….	4,257	27,825,766	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.